Reserve For Legal Settlement - Schedule of Reserve for Legal Settlement (Details) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Successor [Member]
Award of attorneys' fees
Accrued interest
Reserve for legal settlement
Predecessor [Member]
Award of attorneys' fees		$ 316,545
Accrued interest		26,379
Reserve for legal settlement		$ 342,924